Related Party Transactions	12 Months Ended
Sep. 30, 2025
Related Party Transactions [Abstract]
Related party transactions

Note 11 — Related party transactions

1)	Nature of relationships with related parties

Name	Relationship with the Company
SAM WAI HONG	The Company’s Chairman of the Board of Directors Legal representative and executive director of Zhuhai Hengqin Aosi Cultural Communication Co., Ltd. Director of Aosi
Huang Qiongshan	The Company’s Former Chief Financial Officer
Yi Zehua	Supervisor of Xiamen Liubenmu Cultural Media Co., Ltd.
Yunting Chen

CEO of SMART DIGITAL META PTE.LTD

Legal representative, executive director and manager of Xiamen Liubenmu Cultural Media Co., Ltd.

Legal representative, executive director and manager of Smart Digital (Guangzhou) Times Culture Development Co., Ltd.
Administrator of Aosi

Liu Xinbin	Supervisor of Smart Digital (Guangzhou) Times Culture Development Co., Ltd.
Guo Junting	Supervisor of Zhuhai Hengqin Aosi Cultural Communication Co., Ltd.
AOSI ADVERTISING & PRODUCTION	100% owned by SAM WAI HONG
Platinum International Entertainment Co., Ltd.	90% owned by SAM WAI HONG
Zibu Tang (Zhuhai) Food Co., Ltd.	50% owned by SAM WAI HONG
Zibu Tang Food Co., Ltd.	50% owned by SAM WAI HONG
CHINAINVEST INTERNATIONAL GROUP CO., LTD.	75% owned by SAM WAI HONG
Shuangying Group Co., Ltd.	75% owned by SAM WAI HONG
Zhuhai Hengqin Feitongxiaoke Cultural Communication Co., Ltd.	12.5% owned by SAM WAI HONG
Dream Home Design and Decoration Co., Ltd.	90% owned by SAM WAI HONG
Winwin Asia Group Co., Ltd.	100% owned by SAM WAI HONG

2)	Related party balances

Accounts	Name of related parties	As of September 30, 2025	As of September 30, 2024
	Platinum International Entertainment Co., Ltd.	$2,000,000	$—
Prepayment to a related party		$2,000,000	$—

The balance of due from related parties was the prepayment made to Platinum International Entertainment Co., Ltd. Platinum International Entertainment Co., Ltd is 90% owned by SAM WAI HONG, the prepayment made for payment for concert agency services.

On January 1, 2026, the Company entered into a supplemental agreement with Platinum International Entertainment Co., Ltd. to amend the existing concert agency agreement originally effective from January 1, 2025 to December 31, 2025. Pursuant to this amendment, the contractual term was extended to cover the period from January 1, 2026 to December 31, 2026.

The amount is interest free and unsecured. If by December 31, 2026, no concert has been successfully held under the original agreement, Platinum International Entertainment Co., Ltd. shall make a one-time full and interest-free refund to the Company of the total prepayment in the original contract, totaling $2,000,000, before January 15, 2027.

Accounts	Name of related parties	As of September 30, 2025	As of September 30, 2024
Due to related parties
	AOSI ADVERTISING & PRODUCTION	$7,744	$7,809
	Yunting Chen	10,482	—
	SAM WAI HONG	37,607	1,427
Net due to related parties		$55,833	$9,236

The net due to related parties of Yunting Chen and SAM WEI HONG mainly representing daily operation reimbursements

3)	Related party transactions

For the fiscal year ended September 30, 2025, the Company’s related parties provided working capital to support the Company’s operations when needed. The borrowings were unsecured, due on demand, and interest free. The following table summarizes all financing transactions with the Company’s related parties:

Name of related parties	Payment/Lending Amount	Borrowing/Collecting Amount
SAM WAI HONG	$55,776	$91,913
Yunting Chen	199,096	209,560
Total	$254,872	$301,473

For the fiscal year ended September 30, 2025, the Company made a prepayment to Platinum International Entertainment Co., Ltd. Platinum International Entertainment Co., Ltd is 90% owned by SAM WAI HONG, the prepayment made for payment for concert agency services. This prepayment reflects the negotiated service consideration under arm’s length terms consistent with normal commercial practices. The following table summarizes all prepayment to the Company’s related party:

Name of related parties	Prepayment Amount	Collecting Amount
Platinum International Entertainment Co., Ltd.	$2,000,000	$—
Total	$2,000,000	$—

On January 1, 2026, the Company entered into a supplemental agreement with Platinum International Entertainment Co., Ltd. to amend the existing concert agency agreement originally effective from January 1, 2025 to December 31, 2025. Pursuant to this amendment, the contractual term was extended to cover the period from January 1, 2026 to December 31, 2026.

For the fiscal year ended September 30, 2024, the Company’s related parties provided working capital to support the Company’s operations when needed. The borrowings were unsecured, due on demand, and interest free. The following table summarizes borrowing transactions with the Company’s related parties:

Name of related parties	Payment/Lending Amount	Borrowing/Collecting Amount
SAM WAI HONG	$496,913	$1,087,312
Yunting Chen	4,215	4,215
Total	$501,128	$1,091,527

For the fiscal year ended September 30, 2023, the Company’s related parties provided working capital to support the Company’s operations when needed. The borrowings were unsecured, due on demand, and interest free. The following table summarizes borrowing transactions with the Company’s related parties:

Name of related parties	Payment/Lending Amount	Borrowing/Collecting Amount
SAM WAI HONG	$123,978	$—
LIAO Junhui	113,285	470,134
AOSI ADVERTISING & PRODUCTION	—	7,398
Total	$237,263	$477,532